Consolidated Statement of Profit or Loss and Other Comprehensive Loss - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Consolidated Statement of Profit or Loss and Other Comprehensive Income
Net revenue from sales and services	R$ 947,419	R$ 997,628	R$ 989,683
Sales	914,266	967,374	971,250
Services	33,153	30,254	18,433
Cost of goods sold and services	(396,829)	(378,003)	(447,049)
Gross profit	550,590	619,625	542,634
Operating income (expenses)
General and administrative expenses	(430,279)	(406,352)	(276,427)
Commercial expenses	(164,439)	(165,169)	(184,592)
Other operating income	5,554	4,283	5,136
Impairment losses on trade receivables	(32,726)	(25,015)	(4,297)
(Loss) Profit before finance result and taxes	(71,300)	27,372	82,454
Finance result
Finance income	35,640	20,984	5,416
Finance costs	(120,183)	(119,409)	(178,185)
Total finance result	(84,543)	(98,425)	(172,769)
Loss before income tax and social contribution	(155,843)	(71,053)	(90,315)
Total IRPJ and CSLL	37,089	25,404	29,607
Current	(11,297)	7,874	(22,113)
Deferred	48,386	17,530	51,720
Loss for the year	(118,754)	(45,649)	(60,708)
Other comprehensive income for the year
Total comprehensive loss for the year	R$ (118,754)	R$ (45,649)	R$ (60,708)
Loss per share
Basic	R$ (1.44)	R$ (0.55)	R$ (0.73)
Diluted	R$ (1.44)	R$ (0.55)	R$ (0.73)